Notes and Securities Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes and securities payable	Notes and Securities Payable
Non-convertible Notes
On March 21, 2017, the Corporation entered into a loan facility (the "Loan Facility") for an aggregate principal amount of $60.0 million with the proceeds used to pay all obligations under a $30.0 million 2015 senior secured note, and to provide additional working capital for the Corporation’s subsidiaries. The Loan Facility was secured by the assets of the Corporation. The initial obligation of $40.0 million had a maturity date of March 1, 2022, and was subject to an interest rate of 11.0%, payable monthly, with the majority of principal payments commencing 36 months prior to the maturity date. The additional $20.0 million obligation had a maturity date of October 1, 2022, and was subject to an interest rate of 11.3%, payable monthly, with the majority of principal payments commencing 36 months prior to the maturity date. In conjunction with the Loan Facility, the Corporation issued warrants. See Note 10 (Warrants Payable) for additional information.
On June 29, 2021, the Corporation voluntarily paid the remaining principal of $20.7 million and interest of $0.2 million, thereby terminating the Loan Facility.
Convertible Securities
Pursuant to that certain Convertible Agreement, dated December 27, 2018, between the Corporation and certain qualified institutional buyers, including entities affiliated with the Corporation, for an aggregate principal amount of up to $500.0 million (the “Convertible Agreement”), the Corporation issued convertible securities during 2019 in multiple tranches. On October 5, 2020, the Corporation entered into the Merger Agreement with SCH and simultaneously amended the Convertible Agreement, pursuant to which the convertible securities of Legacy Clover converted into Class Z common stock in connection with the Business Combination. All Class Z common stock converted into Class B Common Stock as of the Closing. Additionally, the conversion incurred a 9.4% charge to account for dilution after the Business Combination to convert the securities as if they had been converted under the mandatory qualified public offering conversion. On January 7, 2021, the Business Combination was completed and the convertible securities were redeemed or converted into a total of 36,117,708 shares of Class Z common stock depending on whether each tranche’s conversion price was a conversion or share-settled redemption feature as follows:
•Redemption: The February, March, and May 2019 tranches were redeemed for 34,806,921 shares of Class Z common stock pursuant to the share-settled redemption feature. The redemption of the convertible securities was accounted for as a debt extinguishment as they contained a beneficial conversion feature (BCF), and were redeemed prior to the stated maturity date. As the extinguishment date intrinsic value of the BCF was in excess of the fair value of the shares issued to settle the convertible securities, the full amount of the settlement consideration was treated as the price of reacquiring the BCF. As there was no remaining consideration available to allocate to the re-acquisition of the convertible securities, the extinguishment resulted in a gain equal to the full carrying value of the convertible securities of $126.8 million. This gain was treated as a capital contribution and was recorded as an increase in additional paid in capital as the convertible securities were issued to affiliates of the Corporation. The $126.8 million is comprised of: (a) the carrying value of the tranches of $74.6 million, (b) accrued interest of $7.4 million, and (c) the fair value of the embedded derivative of $44.8 million.
•Conversion: The August 2019 tranche converted into 1,310,787 shares of Class Z common stock pursuant to the conversion feature. Prior to the conversion, the carrying value of the tranche was $2.6 million and accrued interest was $0.4 million. As the converted securities contained a BCF, the $13.0 million unamortized debt discount remaining at the date of conversion was recognized in amortization of notes and securities discount in the Consolidated Statements of Operations and Comprehensive Loss.
After giving effect to the Exchange Ratio, pursuant to the terms of the Merger Agreement, these shares of Class Z common stock were converted into 74,694,107 shares of Class B Common Stock upon the closing of the Business Combination. See Note 3 (Business Combination) for additional information on the Business Combination.
The convertible securities bore a yield (“interest”) at the increasing rates noted below which compounded semi-annually, and would mature April 1, 2023, unless earlier converted, repurchased, or extended. The interest rate and embedded feature discount factor varied based on the length of time elapsed from the issue date of the securities. The interest rates began at 6.5% for the first twelve-month period through the first anniversary of the security issue date, increasing ratably on a semi-annual basis, to 13.5% at the third anniversary of the security issue date until the convertible securities ceased to be outstanding. The embedded feature discount factors began at 75.0% for the first twelve-month period through the first anniversary of the security issue date, decreasing ratably on a semi-annual basis, to 55.0% at the forty-two month anniversary of the security issue date until the convertible securities ceased to be outstanding.
The carrying amount of the convertible securities was $76.5 million at December 31, 2020. The unamortized discount was $337.3 million at December 31, 2020. Amortization of the debt discount was approximately $14.9 million during the nine months ended September 30, 2020. Interest expense on the convertible securities was $22.0 million during the nine months ended 2020. The effective interest rate, inclusive of amortization of the discount and the contractual rate, was 90.3% during the nine months ended September 30, 2020. The results presented as of and for the nine months ended September 30, 2021, above, reflect the impact of the conversion of the convertible securities into common stock in connection with the Business Combination.
Seek Convertible Note
On September 25, 2020, Seek issued the Seek Convertible Note in the principal amount of $20.0 million. The note bears simple interest at an annual rate of 8.0% and matures on September 25, 2023, unless earlier accelerated, converted, or paid in full. The outstanding principal and any accrued but unpaid interest will become immediately due and payable at the election of the note holder upon the occurrence of any event of default as defined in the note. The outstanding principal and accrued but unpaid interest will convert into an equity interest in Seek if prior to maturity, repayment or conversion of the note: (1) the note holder elects to convert the note, (2) upon the closing of Seek’s next equity financing; or (3) upon consummation of an initial public offering of Seek’s common stock or a SPAC or reverse merger transaction with Seek.
The Corporation analyzed the embedded features for derivative accounting consideration and determined that the features are clearly and closely related to the debt host and do not require separate accounting as a derivative.
The carrying amount of the note was $19.9 million at both September 30, 2021, and December 31, 2020. The Corporation capitalized $0.1 million of issuance costs which are being amortized using the effective interest method over the term of the note. Unamortized debt issuance costs were $0.1 million at both September 30, 2021, and December 31, 2020. Amortization of the debt issuance costs and interest expense on the note was $0.4 million and $1.2 million during the three and nine months ended September 30, 2021, respectively. Amortization of the debt issuance costs and interest expense on the note was immaterial during the three and nine months ended September 30, 2020.
The effective interest rate was 8.2% during the three and nine months ended September 30, 2021, and during the three and nine months ended September 30, 2020.
Notes and securities payable
Non-convertible notes
On March 21, 2017, the Corporation entered into a loan facility (the “Loan Facility”) for an aggregate principal amount of $60.0 million. In March 2017, the Corporation drew down $40.0 million under the Loan Facility. The proceeds were used to pay all obligations under a $30.0 million 2015 senior secured note, and to provide additional working capital for the Corporation’s subsidiaries. The Loan Facility is secured by the assets of the Corporation. The initial obligation has a maturity date of March 1, 2022 and is subject to an interest rate of 11%, payable monthly, with the majority of principal payments commencing 36 months prior to the maturity date. In October 2017, the Corporation drew down the remaining $20.0 million under the Loan Facility. The additional obligation has a maturity date of October 1, 2022, and is subject to an interest rate of 11.25%, payable monthly, with the majority of principal payments commencing 36 months prior to the maturity date. In conjunction with the Loan Facility, the Corporation issued warrants. See Note 14 (Warrants payable) for additional information.
The Corporation capitalized approximately $0.3 million of debt issuance costs associated with the Loan Facility, which are being amortized using the effective interest method over the term of the Loan Facility.
The carrying amount of the Loan Facility was approximately $30.8 million and $49.3 million at December 31, 2020 and 2019, respectively. Amortization of debt discounts associated with the warrants and debt issuance costs was approximately $0.3 million and $0.4 million during the years ended December 31, 2020 and 2019, respectively. Interest expense was approximately $4.4 million and $6.2 million during the years ended December 31, 2020 and 2019, respectively. The effective interest rate was 11.78% and 11.77% during the years ended December 31, 2020 and 2019, respectively.
Bridge loan
In connection with the Convertible Securities Purchase Agreement (the “Convertible Agreement”) effective December 27, 2018, discussed in the “Convertible securities” section below, the Corporation entered into a series of non-convertible promissory notes agreements (Bridge Loan) with qualified institutional buyers for an aggregate principal amount of $30.0 million for the purpose of providing additional working capital for the Corporation’s subsidiaries. The Bridge Loan was issued to the Corporation on a bridge basis upon execution of the Convertible Agreement and accrued interest at a rate of 10%. The outstanding Bridge Loan balance at February 21, 2019, of approximately $30.4 million, inclusive of accrued interest, was settled through the issuance of convertible securities under the first tranche of the Convertible Agreement. There was no interest expense for the year ended December 31, 2020, and interest expense of approximately $0.4 million for the year ended December 31, 2019.
Convertible securities
On December 27, 2018, the Corporation entered into a Convertible Agreement with qualified institutional buyers, including entities affiliated with the Corporation, for an aggregate principal amount of up to $500.0 million to support the Corporation’s growth in the MA market. The convertible securities were issued during 2019 in multiple tranches and at December 31, 2019, the Corporation’s principal balance of borrowings under the Convertible Agreement was approximately $373.8 million, consisting of $343.4 million proceeds and $30.4 million related to the settlement of the Bridge Loan. The convertible securities bear a yield (“interest”) at the increasing rates noted below which compound semi-annually, and mature April 1, 2023 (End Date), unless earlier converted, repurchased, or extended, as discussed below.
The interest rate and embedded feature discount factor vary based on the length of time elapsed from the issue date of the securities. The interest rates begin at 6.5% for the first twelve-month period through the first anniversary of the security issue date, increasing ratably on a semi-annual basis, to 13.5% at the third anniversary of the security issue date until the convertible securities cease to be outstanding. The embedded feature discount factors begin at 75% for the first twelve-month period through the first anniversary of the security issue date, decreasing ratably on a semi-annual basis, to 55% at the forty-two month anniversary of the security issue date until the convertible securities cease to be outstanding.
The securities issued as part of the Convertible Agreement contain the following embedded features, some of which contain components of both conversion and redemption features: mandatory conversion in a qualified public offering (QPO), financing conversion (security holder election), extraordinary event conversion (security holder election), End Date conversion (security holder election), redemption upon default, Corporation repurchase (Corporation election), and extended End Date conversion (Corporation election).
In the mandatory conversion in a QPO, financing conversion, and extraordinary event conversion, the outstanding principal and accrued interest will convert into capital or preferred stock, pursuant to the terms of the Convertible Agreement based on a conversion price calculated as the lesser of (i) the price per share at which the Corporation’s equity securities are issued to the public in the applicable transaction multiplied by the discount factor in effect and (ii) a price per share equal to (x) $2.5 billion, divided by (y) the number of shares of common stock outstanding as of the closing of the applicable transaction on an as-converted, as-exercised basis as defined in the Convertible Agreement.
In the End Date conversion, the outstanding principal and accrued interest will convert into shares of senior preferred stock or most recent preferred stock. Shares are calculated as principal and accrued interest divided by the applicable conversion price. Conversion price is the lowest of (i) the product obtained by multiplying (x) the lowest price per share at which the Corporation issued applicable preferred stock, by (y) the discount factor, and (ii) the lowest price per share at which the Corporation issued its most recently authorized series of preferred stock and (iii) a price per share equal to (x) $2.5 billion, divided by (y) the number of shares of common stock outstanding as of the conversion on an as-converted, as-exercised basis as defined in the Convertible Agreement.
Upon the occurrence of any event of default, all accrued but unpaid expenses, and the principal and accrued interest will be immediately due and payable in full. In the event of Corporation repurchase, the Corporation would pay the security holders an amount equal to the portion being repurchased, divided by the discount factor and issuing to the security holders a warrant for a number of repurchase warrant shares equal to the repurchase amount divided by the repurchase warrant share price, with the warrant having an exercise price equal to the repurchase warrant share price. Repurchase warrant share price is calculated as the lower of (a) lowest price at which the repurchase warrant shares were originally issued and (b) the quotient obtained by dividing (x) $2.5 billion, divided by (y) the number of shares of common stock outstanding as of the date of issuance of the applicable repurchase warrant on an as-converted, as-exercised basis as defined in the Convertible Agreement.
The Corporation may elect to extend the End Date until the earlier of (i) a deemed liquidation event and (ii) the end of a period designated by the Corporation of not less than 15 days and not more than 180 days (if the security holder is an original security holder or an affiliate of the original security holder), or otherwise 365 days (if the security holder is not an original security holder or an affiliate of such security holder), following the original End Date.
On October 5, 2020, the Corporation entered into the Merger Agreement with SCH and simultaneously amended the Convertible Agreement whereby, the convertible securities convert into Class Z common stock upon the merger event with SCH. See Note 26 (Subsequent events) for additional information on the merger event. Additionally, the conversion will incur a 9.35% charge to account for dilution after the merger event to convert the securities as if they had been converted under the mandatory QPO conversion.
Certain conversion features were determined to be share-settled redemption features. The Corporation analyzed the embedded features for derivative accounting consideration and determined the following:
•The redemption feature in the mandatory conversion in a QPO, financing conversion and extraordinary event conversion features meet the requirements to be accounted for separately from the debt host as a derivative because the feature is not clearly and closely related to the debt host, the debt host. See Note 15 (Derivative liabilities) for additional information.
•The extended End Date feature requires separate accounting as a derivative. See Note 15 (Derivative liabilities) for additional information.
•The End Date conversion feature represents a BCF with an intrinsic value that exceeded the approximately $373.8 million principal balance of the convertible securities. The BCF was recorded within equity in additional-paid-in-capital and as a discount to the convertible securities in an amount equal to the full principal amount of the securities, thus reducing the carrying value of the convertible securities to zero. The discount of $373.8 million is being accreted to the principal amount over the term of the securities, assuming a maturity of April 1, 2023, using the effective interest method. The accretion is recognized in amortization of notes and securities discounts on the Consolidated Statements of Operations and Comprehensive Loss.
•The other embedded features are clearly and closely related to the debt host and do not require separate accounting as a derivative.
Since the carrying amount of the convertible securities was initially recognized as $0, debt issuance costs incurred in the amount of approximately $0.4 million were expensed on the Consolidated Statements of Operations and Comprehensive Loss during the year ended December 31, 2019. The carrying amount of the convertible securities and unamortized discount were approximately $76.5 million and $337.3 million, respectively, at December 31, 2020. Amortization of the debt discount and interest expense on the convertible securities were approximately $21.1 million and $31.1 million, respectively, during the year ended December 31, 2020. The effective interest rate, inclusive of amortization of the discount and the contractual rate, was in excess of 100% during the year ended December 31, 2019, as a result of the beginning convertible securities carrying value of $0. The End Date conversion feature represents a BCF with an intrinsic value of $2.3 billion.
2020 Convertible Note
On September 25, 2020, Seek Insurance Services, Inc. (Seek), the Corporation’s wholly-owned subsidiary, entered into a note purchase agreement (the “Seek Convertible Note Agreement”) with a third party investor, and issued a note in a principal amount of $20.0 million. The outstanding principal as of December 31, 2020, was $20.0 million. The note bears simple interest at an annual rate of 8% and matures on September 25, 2023, unless earlier accelerated, converted, or paid in full, as discussed below.
The outstanding principal and any accrued but unpaid interest will become immediately due and payable at the election of the note holder upon the occurrence of any Event of Default as defined in the note.
The outstanding principal and accrued but unpaid interest will convert into a minority equity interest in Seek if prior to maturity, repayment or conversion of the note: (1) the note holder elects to convert the note, (2) upon the closing of Seek’s next equity financing; or (3) upon consummation of an initial public offering of Seek’s common stock or a SPAC or reverse merger transaction with Seek.
The Corporation analyzed the embedded features for derivative accounting consideration and determined that the features are clearly and closely related to the debt host and do not require separate accounting as a derivative.
The carrying amount of the note was $19.9 million and $0 million at December 31, 2020 and 2019, respectively. The Corporation capitalized $0.1 million of issuance costs which are being amortized using the effective interest method over the term of the note. Unamortized debt issue costs were $0.1 million and $0 million at
December 31, 2020 and 2019, respectively. Amortization of the debt issue costs and interest expense on the note were immaterial and $0 million during the years ended December 31, 2020 and 2019, respectively.
The below table summarizes maturities of the Corporation’s securities payable over the next five years as of December 31, 2020:

Year ended December 31,
(in thousands)
2021	$20,939
2022	9,986
2023	393,827
2024	—
2025	—
Total	$424,752
The Corporation was in compliance with all applicable financial and non-financial covenants under its financing arrangements for the year ended December 31, 2020 and 2019, respectively.

Condensed Financial Statements, Captions [Line Items]
Surplus Note	Notes and Securities Payable
Non-convertible Notes
On March 21, 2017, the Corporation entered into a loan facility (the "Loan Facility") for an aggregate principal amount of $60.0 million with the proceeds used to pay all obligations under a $30.0 million 2015 senior secured note, and to provide additional working capital for the Corporation’s subsidiaries. The Loan Facility was secured by the assets of the Corporation. The initial obligation of $40.0 million had a maturity date of March 1, 2022, and was subject to an interest rate of 11.0%, payable monthly, with the majority of principal payments commencing 36 months prior to the maturity date. The additional $20.0 million obligation had a maturity date of October 1, 2022, and was subject to an interest rate of 11.3%, payable monthly, with the majority of principal payments commencing 36 months prior to the maturity date. In conjunction with the Loan Facility, the Corporation issued warrants. See Note 10 (Warrants Payable) for additional information.
On June 29, 2021, the Corporation voluntarily paid the remaining principal of $20.7 million and interest of $0.2 million, thereby terminating the Loan Facility.
Convertible Securities
Pursuant to that certain Convertible Agreement, dated December 27, 2018, between the Corporation and certain qualified institutional buyers, including entities affiliated with the Corporation, for an aggregate principal amount of up to $500.0 million (the “Convertible Agreement”), the Corporation issued convertible securities during 2019 in multiple tranches. On October 5, 2020, the Corporation entered into the Merger Agreement with SCH and simultaneously amended the Convertible Agreement, pursuant to which the convertible securities of Legacy Clover converted into Class Z common stock in connection with the Business Combination. All Class Z common stock converted into Class B Common Stock as of the Closing. Additionally, the conversion incurred a 9.4% charge to account for dilution after the Business Combination to convert the securities as if they had been converted under the mandatory qualified public offering conversion. On January 7, 2021, the Business Combination was completed and the convertible securities were redeemed or converted into a total of 36,117,708 shares of Class Z common stock depending on whether each tranche’s conversion price was a conversion or share-settled redemption feature as follows:
•Redemption: The February, March, and May 2019 tranches were redeemed for 34,806,921 shares of Class Z common stock pursuant to the share-settled redemption feature. The redemption of the convertible securities was accounted for as a debt extinguishment as they contained a beneficial conversion feature (BCF), and were redeemed prior to the stated maturity date. As the extinguishment date intrinsic value of the BCF was in excess of the fair value of the shares issued to settle the convertible securities, the full amount of the settlement consideration was treated as the price of reacquiring the BCF. As there was no remaining consideration available to allocate to the re-acquisition of the convertible securities, the extinguishment resulted in a gain equal to the full carrying value of the convertible securities of $126.8 million. This gain was treated as a capital contribution and was recorded as an increase in additional paid in capital as the convertible securities were issued to affiliates of the Corporation. The $126.8 million is comprised of: (a) the carrying value of the tranches of $74.6 million, (b) accrued interest of $7.4 million, and (c) the fair value of the embedded derivative of $44.8 million.
•Conversion: The August 2019 tranche converted into 1,310,787 shares of Class Z common stock pursuant to the conversion feature. Prior to the conversion, the carrying value of the tranche was $2.6 million and accrued interest was $0.4 million. As the converted securities contained a BCF, the $13.0 million unamortized debt discount remaining at the date of conversion was recognized in amortization of notes and securities discount in the Consolidated Statements of Operations and Comprehensive Loss.
After giving effect to the Exchange Ratio, pursuant to the terms of the Merger Agreement, these shares of Class Z common stock were converted into 74,694,107 shares of Class B Common Stock upon the closing of the Business Combination. See Note 3 (Business Combination) for additional information on the Business Combination.
The convertible securities bore a yield (“interest”) at the increasing rates noted below which compounded semi-annually, and would mature April 1, 2023, unless earlier converted, repurchased, or extended. The interest rate and embedded feature discount factor varied based on the length of time elapsed from the issue date of the securities. The interest rates began at 6.5% for the first twelve-month period through the first anniversary of the security issue date, increasing ratably on a semi-annual basis, to 13.5% at the third anniversary of the security issue date until the convertible securities ceased to be outstanding. The embedded feature discount factors began at 75.0% for the first twelve-month period through the first anniversary of the security issue date, decreasing ratably on a semi-annual basis, to 55.0% at the forty-two month anniversary of the security issue date until the convertible securities ceased to be outstanding.
The carrying amount of the convertible securities was $76.5 million at December 31, 2020. The unamortized discount was $337.3 million at December 31, 2020. Amortization of the debt discount was approximately $14.9 million during the nine months ended September 30, 2020. Interest expense on the convertible securities was $22.0 million during the nine months ended 2020. The effective interest rate, inclusive of amortization of the discount and the contractual rate, was 90.3% during the nine months ended September 30, 2020. The results presented as of and for the nine months ended September 30, 2021, above, reflect the impact of the conversion of the convertible securities into common stock in connection with the Business Combination.
Seek Convertible Note
On September 25, 2020, Seek issued the Seek Convertible Note in the principal amount of $20.0 million. The note bears simple interest at an annual rate of 8.0% and matures on September 25, 2023, unless earlier accelerated, converted, or paid in full. The outstanding principal and any accrued but unpaid interest will become immediately due and payable at the election of the note holder upon the occurrence of any event of default as defined in the note. The outstanding principal and accrued but unpaid interest will convert into an equity interest in Seek if prior to maturity, repayment or conversion of the note: (1) the note holder elects to convert the note, (2) upon the closing of Seek’s next equity financing; or (3) upon consummation of an initial public offering of Seek’s common stock or a SPAC or reverse merger transaction with Seek.
The Corporation analyzed the embedded features for derivative accounting consideration and determined that the features are clearly and closely related to the debt host and do not require separate accounting as a derivative.
The carrying amount of the note was $19.9 million at both September 30, 2021, and December 31, 2020. The Corporation capitalized $0.1 million of issuance costs which are being amortized using the effective interest method over the term of the note. Unamortized debt issuance costs were $0.1 million at both September 30, 2021, and December 31, 2020. Amortization of the debt issuance costs and interest expense on the note was $0.4 million and $1.2 million during the three and nine months ended September 30, 2021, respectively. Amortization of the debt issuance costs and interest expense on the note was immaterial during the three and nine months ended September 30, 2020.
The effective interest rate was 8.2% during the three and nine months ended September 30, 2021, and during the three and nine months ended September 30, 2020.
Notes and securities payable
Non-convertible notes
On March 21, 2017, the Corporation entered into a loan facility (the “Loan Facility”) for an aggregate principal amount of $60.0 million. In March 2017, the Corporation drew down $40.0 million under the Loan Facility. The proceeds were used to pay all obligations under a $30.0 million 2015 senior secured note, and to provide additional working capital for the Corporation’s subsidiaries. The Loan Facility is secured by the assets of the Corporation. The initial obligation has a maturity date of March 1, 2022 and is subject to an interest rate of 11%, payable monthly, with the majority of principal payments commencing 36 months prior to the maturity date. In October 2017, the Corporation drew down the remaining $20.0 million under the Loan Facility. The additional obligation has a maturity date of October 1, 2022, and is subject to an interest rate of 11.25%, payable monthly, with the majority of principal payments commencing 36 months prior to the maturity date. In conjunction with the Loan Facility, the Corporation issued warrants. See Note 14 (Warrants payable) for additional information.
The Corporation capitalized approximately $0.3 million of debt issuance costs associated with the Loan Facility, which are being amortized using the effective interest method over the term of the Loan Facility.
The carrying amount of the Loan Facility was approximately $30.8 million and $49.3 million at December 31, 2020 and 2019, respectively. Amortization of debt discounts associated with the warrants and debt issuance costs was approximately $0.3 million and $0.4 million during the years ended December 31, 2020 and 2019, respectively. Interest expense was approximately $4.4 million and $6.2 million during the years ended December 31, 2020 and 2019, respectively. The effective interest rate was 11.78% and 11.77% during the years ended December 31, 2020 and 2019, respectively.
Bridge loan
In connection with the Convertible Securities Purchase Agreement (the “Convertible Agreement”) effective December 27, 2018, discussed in the “Convertible securities” section below, the Corporation entered into a series of non-convertible promissory notes agreements (Bridge Loan) with qualified institutional buyers for an aggregate principal amount of $30.0 million for the purpose of providing additional working capital for the Corporation’s subsidiaries. The Bridge Loan was issued to the Corporation on a bridge basis upon execution of the Convertible Agreement and accrued interest at a rate of 10%. The outstanding Bridge Loan balance at February 21, 2019, of approximately $30.4 million, inclusive of accrued interest, was settled through the issuance of convertible securities under the first tranche of the Convertible Agreement. There was no interest expense for the year ended December 31, 2020, and interest expense of approximately $0.4 million for the year ended December 31, 2019.
Convertible securities
On December 27, 2018, the Corporation entered into a Convertible Agreement with qualified institutional buyers, including entities affiliated with the Corporation, for an aggregate principal amount of up to $500.0 million to support the Corporation’s growth in the MA market. The convertible securities were issued during 2019 in multiple tranches and at December 31, 2019, the Corporation’s principal balance of borrowings under the Convertible Agreement was approximately $373.8 million, consisting of $343.4 million proceeds and $30.4 million related to the settlement of the Bridge Loan. The convertible securities bear a yield (“interest”) at the increasing rates noted below which compound semi-annually, and mature April 1, 2023 (End Date), unless earlier converted, repurchased, or extended, as discussed below.
The interest rate and embedded feature discount factor vary based on the length of time elapsed from the issue date of the securities. The interest rates begin at 6.5% for the first twelve-month period through the first anniversary of the security issue date, increasing ratably on a semi-annual basis, to 13.5% at the third anniversary of the security issue date until the convertible securities cease to be outstanding. The embedded feature discount factors begin at 75% for the first twelve-month period through the first anniversary of the security issue date, decreasing ratably on a semi-annual basis, to 55% at the forty-two month anniversary of the security issue date until the convertible securities cease to be outstanding.
The securities issued as part of the Convertible Agreement contain the following embedded features, some of which contain components of both conversion and redemption features: mandatory conversion in a qualified public offering (QPO), financing conversion (security holder election), extraordinary event conversion (security holder election), End Date conversion (security holder election), redemption upon default, Corporation repurchase (Corporation election), and extended End Date conversion (Corporation election).
In the mandatory conversion in a QPO, financing conversion, and extraordinary event conversion, the outstanding principal and accrued interest will convert into capital or preferred stock, pursuant to the terms of the Convertible Agreement based on a conversion price calculated as the lesser of (i) the price per share at which the Corporation’s equity securities are issued to the public in the applicable transaction multiplied by the discount factor in effect and (ii) a price per share equal to (x) $2.5 billion, divided by (y) the number of shares of common stock outstanding as of the closing of the applicable transaction on an as-converted, as-exercised basis as defined in the Convertible Agreement.
In the End Date conversion, the outstanding principal and accrued interest will convert into shares of senior preferred stock or most recent preferred stock. Shares are calculated as principal and accrued interest divided by the applicable conversion price. Conversion price is the lowest of (i) the product obtained by multiplying (x) the lowest price per share at which the Corporation issued applicable preferred stock, by (y) the discount factor, and (ii) the lowest price per share at which the Corporation issued its most recently authorized series of preferred stock and (iii) a price per share equal to (x) $2.5 billion, divided by (y) the number of shares of common stock outstanding as of the conversion on an as-converted, as-exercised basis as defined in the Convertible Agreement.
Upon the occurrence of any event of default, all accrued but unpaid expenses, and the principal and accrued interest will be immediately due and payable in full. In the event of Corporation repurchase, the Corporation would pay the security holders an amount equal to the portion being repurchased, divided by the discount factor and issuing to the security holders a warrant for a number of repurchase warrant shares equal to the repurchase amount divided by the repurchase warrant share price, with the warrant having an exercise price equal to the repurchase warrant share price. Repurchase warrant share price is calculated as the lower of (a) lowest price at which the repurchase warrant shares were originally issued and (b) the quotient obtained by dividing (x) $2.5 billion, divided by (y) the number of shares of common stock outstanding as of the date of issuance of the applicable repurchase warrant on an as-converted, as-exercised basis as defined in the Convertible Agreement.
The Corporation may elect to extend the End Date until the earlier of (i) a deemed liquidation event and (ii) the end of a period designated by the Corporation of not less than 15 days and not more than 180 days (if the security holder is an original security holder or an affiliate of the original security holder), or otherwise 365 days (if the security holder is not an original security holder or an affiliate of such security holder), following the original End Date.
On October 5, 2020, the Corporation entered into the Merger Agreement with SCH and simultaneously amended the Convertible Agreement whereby, the convertible securities convert into Class Z common stock upon the merger event with SCH. See Note 26 (Subsequent events) for additional information on the merger event. Additionally, the conversion will incur a 9.35% charge to account for dilution after the merger event to convert the securities as if they had been converted under the mandatory QPO conversion.
Certain conversion features were determined to be share-settled redemption features. The Corporation analyzed the embedded features for derivative accounting consideration and determined the following:
•The redemption feature in the mandatory conversion in a QPO, financing conversion and extraordinary event conversion features meet the requirements to be accounted for separately from the debt host as a derivative because the feature is not clearly and closely related to the debt host, the debt host. See Note 15 (Derivative liabilities) for additional information.
•The extended End Date feature requires separate accounting as a derivative. See Note 15 (Derivative liabilities) for additional information.
•The End Date conversion feature represents a BCF with an intrinsic value that exceeded the approximately $373.8 million principal balance of the convertible securities. The BCF was recorded within equity in additional-paid-in-capital and as a discount to the convertible securities in an amount equal to the full principal amount of the securities, thus reducing the carrying value of the convertible securities to zero. The discount of $373.8 million is being accreted to the principal amount over the term of the securities, assuming a maturity of April 1, 2023, using the effective interest method. The accretion is recognized in amortization of notes and securities discounts on the Consolidated Statements of Operations and Comprehensive Loss.
•The other embedded features are clearly and closely related to the debt host and do not require separate accounting as a derivative.
Since the carrying amount of the convertible securities was initially recognized as $0, debt issuance costs incurred in the amount of approximately $0.4 million were expensed on the Consolidated Statements of Operations and Comprehensive Loss during the year ended December 31, 2019. The carrying amount of the convertible securities and unamortized discount were approximately $76.5 million and $337.3 million, respectively, at December 31, 2020. Amortization of the debt discount and interest expense on the convertible securities were approximately $21.1 million and $31.1 million, respectively, during the year ended December 31, 2020. The effective interest rate, inclusive of amortization of the discount and the contractual rate, was in excess of 100% during the year ended December 31, 2019, as a result of the beginning convertible securities carrying value of $0. The End Date conversion feature represents a BCF with an intrinsic value of $2.3 billion.
2020 Convertible Note
On September 25, 2020, Seek Insurance Services, Inc. (Seek), the Corporation’s wholly-owned subsidiary, entered into a note purchase agreement (the “Seek Convertible Note Agreement”) with a third party investor, and issued a note in a principal amount of $20.0 million. The outstanding principal as of December 31, 2020, was $20.0 million. The note bears simple interest at an annual rate of 8% and matures on September 25, 2023, unless earlier accelerated, converted, or paid in full, as discussed below.
The outstanding principal and any accrued but unpaid interest will become immediately due and payable at the election of the note holder upon the occurrence of any Event of Default as defined in the note.
The outstanding principal and accrued but unpaid interest will convert into a minority equity interest in Seek if prior to maturity, repayment or conversion of the note: (1) the note holder elects to convert the note, (2) upon the closing of Seek’s next equity financing; or (3) upon consummation of an initial public offering of Seek’s common stock or a SPAC or reverse merger transaction with Seek.
The Corporation analyzed the embedded features for derivative accounting consideration and determined that the features are clearly and closely related to the debt host and do not require separate accounting as a derivative.
The carrying amount of the note was $19.9 million and $0 million at December 31, 2020 and 2019, respectively. The Corporation capitalized $0.1 million of issuance costs which are being amortized using the effective interest method over the term of the note. Unamortized debt issue costs were $0.1 million and $0 million at
December 31, 2020 and 2019, respectively. Amortization of the debt issue costs and interest expense on the note were immaterial and $0 million during the years ended December 31, 2020 and 2019, respectively.
The below table summarizes maturities of the Corporation’s securities payable over the next five years as of December 31, 2020:

Year ended December 31,
(in thousands)
2021	$20,939
2022	9,986
2023	393,827
2024	—
2025	—
Total	$424,752
The Corporation was in compliance with all applicable financial and non-financial covenants under its financing arrangements for the year ended December 31, 2020 and 2019, respectively.

Parent Company
Debt Disclosure [Abstract]
Notes and securities payable		Surplus NoteEffective December 22, 2016, the Corporation contributed $40.0 million to Clover Health Insurance Company, a wholly owned subsidiary, in exchange for a surplus note. The outstanding balance, including accrued interest, was due and payable on December 31, 2020 but remains unpaid with the payment terms under review for extension until December 31, 2024. The Commissioner of Banking and Insurance of the State of New Jersey must approve any interest and principal payments associated with the note before they are paid.
Condensed Financial Statements, Captions [Line Items]
Surplus Note		Surplus NoteEffective December 22, 2016, the Corporation contributed $40.0 million to Clover Health Insurance Company, a wholly owned subsidiary, in exchange for a surplus note. The outstanding balance, including accrued interest, was due and payable on December 31, 2020 but remains unpaid with the payment terms under review for extension until December 31, 2024. The Commissioner of Banking and Insurance of the State of New Jersey must approve any interest and principal payments associated with the note before they are paid.